Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	110,356,629	25,623,822
Ordinary shares, shares outstanding	110,356,629	25,623,822